Equity Based Compensation (Summary of non-vested stock awards and restricted stock) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Nonvested stock [Member]
Nonvested Stock and Restricted Stock Units, Number of shares outstanding (in shares):
Beginning balance (in shares)	396,073	668,779	1,123,289
Granted (in shares)	593,878	234,086	64,930
Vested (in shares)	(561,958)	(448,355)	(181,804)
Forfeited (in shares)	0	(58,437)	(337,636)
Ending balance (in shares)	427,993	396,073	668,779
Nonvested Stock and Restricted Stock Units, Weighted average grant date fair value (in dollars per share):
Beginning balance (in dollars per share)	$ 1.06	$ 1.11	$ 1.06
Granted (in dollars per share)	$ 16.78	$ 1.98	$ 1.92
Vested (in dollars per share)	$ 6.51	$ 1.51	$ 0.98
Forfeited (in dollars per share)	$ 0	$ 1.92	$ 1.16
Ending balance (in dollars per share)	$ 15.72	$ 1.06	$ 1.11
Restricted stock units [Member]
Nonvested Stock and Restricted Stock Units, Number of shares outstanding (in shares):
Beginning balance (in shares)	0
Granted (in shares)	10,000
Ending balance (in shares)	10,000
Nonvested Stock and Restricted Stock Units, Weighted average grant date fair value (in dollars per share):
Beginning balance (in dollars per share)	$ 0.00
Granted (in dollars per share)	$ 13.96
Vested (in dollars per share)	$ 0
Forfeited (in dollars per share)	$ 0
Ending balance (in dollars per share)	$ 13.96